Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

19. Subsequent Events

As disclosed in the Company’s Form 10-Q for the first quarter ended March 31, 2013 filed with the U.S. Securities and Exchange Commission on April 25, 2013 (the “First Quarter 2013 Form 10-Q”), in March 2013, Nielsen completed the exit and shut down of one of its legacy online businesses and recorded a net loss of $3 million associated with this divestiture. This divestiture was reported as a discontinued operation in the condensed consolidated statements of operations in the First Quarter 2013 Form 10-Q, which requires retrospective restatement of prior periods to classify operating results of this business as discontinued operations.

As disclosed in the Company’s Form 10-Q for the second quarter ended June 30, 2013 filed with the U.S. Securities and Exchange Commission on July 30, 2013 (the “Second Quarter 2013 Form 10-Q”), in June 2013, Nielsen completed the sale of its exposition business for total cash consideration of $950 million. This divestiture was reported as a discontinued operation in the condensed consolidated statements of operations in the Second Quarter 2013 Form 10-Q, which requires retrospective restatement of prior periods to classify operating results of this business as discontinued operations.

The Company updated financial information and certain related disclosures in these consolidated financial statements for the year ended December 31, 2012 to reflect the presentation of one of the Company’s legacy online businesses and its expositions business as  discontinued operations. This update is consistent with the presentation of continuing and discontinued operations included in the Company’s Second Quarter 2013 Form 10-Q.

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012		2011		2010
Revenues	$205	$	204	$	199
Operating income	72		68		31
Interest expense	(23)		(28)		(41)
Income/(loss) from operations before income taxes	49		40		(10)
(Provision)/benefit for income taxes	(18)		(16)		1
Income/(loss) from operations	31		24		(9)
Gain/(Loss) on sale, net of tax	—		1		(5)
Net (loss)/income attributable to noncontrolling interests	(1)		1		1
Income/(loss) from discontinued operations, net of tax	$30	$	26	$	(13)

Following are the major categories of cash flows from discontinued operations, as included in our consolidated statements of cash flows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Net cash provided by/(used in) operating activities	$67	$81	$(3)
Net cash used in investing activities	(11)	(6)	(17)
Net cash used in financing activities	—	—	—
	$56	$75	$(20)

Term Loan Facilities

In February 2013, the Second Amended and Restated Senior Secured Credit Agreement was amended and restated to provide for a new class of term loans (the “Class E Term Loans”) in an aggregate principal amount of $2,532 million and €289 million, the proceeds of which were used to repay or replace in full a like amount of our existing Class A Term Loans maturing August 9, 2013, Class B Term Loans maturing May 1, 2016 and Class C Term Loans maturing May 1, 2016.

The Class E Term Loans will mature in full on May 1, 2016 and are required to be repaid in equal quarterly installments in aggregate annual amounts equal to 1.00% of the original principal amount of Class E Term Loans, with the balance payable on May 1, 2016. Class E Term Loans denominated in dollars bear interest equal to, at our election, a base rate or eurocurrency rate, in each case plus an applicable margin, which is equal to 1.75% (in the case of base rate loans) or 2.75% (in the case of eurocurrency rate loans). Class E Term Loan denominated in Euros bear interest equal to the eurocurrency rate plus an applicable margin of 3.00%. The newly Amended and Restated Senior Secured Credit Agreement contains substantially the same affirmative and negative covenants as those of the Existing Credit Agreement, other than certain amendments to the limitation on the ability of Nielsen and certain of its subsidiaries and affiliates to incur indebtedness and make investments.

Dividends

          On January 31, 2013, the Company’s board of directors adopted a cash dividend policy with the present intent to pay quarterly cash dividends on its outstanding common stock. The board also declared the first quarterly cash dividend of $0.16 per share, to be paid on March 20, 2013 to holders of record of the Company’s common stock on March 6, 2013. On May 2, 2013, the Company declared the second quarterly cash dividend of $0.16 per share, which was paid on June 19, 2013 to holders of record of the Company’s common stock on June 5, 2013. On July 25, 2013, our board of directors approved a 25% increase of the quarterly cash dividend to $0.20 per share, to be paid on September 11, 2013 to holders of record of shares of our common stock on August 28, 2013. The dividend policy and the payment of future cash dividends are subject to the discretion of the Company’s board of directors.

Repurchase Program

          On July 25, 2013, the Company’s board of directors approved a new share repurchase program for up to $500 million of Nielsen’s outstanding common stock. The primary purpose of the program is to mitigate dilution associated with the company’s equity compensation plans. Repurchases will be made in accordance with applicable securities laws from time to time in the open market depending on Nielsen management’s evaluation of market conditions and other factors. The program will be executed within the limitations of the existing authority granted at Nielsen’s 2013 Annual General Meeting of Shareholders.